Customer deposits - By type and currency (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Demand deposits
Cash collateral received	$ 23,052	$ 16,759
Time deposits:
Total financial liabilities	1,644,023	1,299,114
Customer deposits
Type:
Repurchase agreements	138,616	129,216
Demand deposits
Current accounts	499,458	424,563
Other deposits	43,860	24,010
Cash collateral received	23,052	7,799
Others	20,808	16,211
Time deposits:
Fixed-term deposits	189,686	179,768
Accrued interest	873	1,714
Total financial liabilities	872,493	759,271
Customer deposits | Mexican peso
Time deposits:
Total financial liabilities	785,713	677,634
Customer deposits | US dollar
Time deposits:
Total financial liabilities	86,780	81,631
Customer deposits | Other currencies
Time deposits:
Total financial liabilities		6
Financial instrument in connection with OTC derivative transactions | Deposits
Demand deposits
Cash collateral received	23,052	16,759
Financial instrument in connection with OTC derivative transactions | Customer deposits
Demand deposits
Cash collateral received	$ 23,052	$ 7,799